Taxes - Demonstration of Income Tax and Social Contribution Expense (Detail) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income / (loss) before income tax and social contribution		R$ 42,231	R$ 5,230	R$ 31,243
Charges (income tax and social contribution) at the rates in effect	[1]	(19,989)	(2,354)	(12,497)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures		821	384	614
Foreign exchange variation on investments abroad		437	7,201	711
Interest on capital		2,889	2,765	3,012
Other nondeductible expenses net of non taxable income	[2]	9,181	(16,651)	(932)
Income tax and social contribution expenses		(6,661)	(8,655)	(9,092)
Related to temporary differences
Increase (reversal) for the period		(7,186)	18,489	5,750
Increase (reversal) of prior periods				(88)
(Expenses) / Income from deferred taxes		(7,186)	18,489	5,662
Total income tax and social contribution expenses		R$ (13,847)	R$ 9,834	R$ (3,430)

[1]	It considers that in the first half of 2021 the current IRPJ and CSLL rate is equal to 45% and, in the second half of 2021, it is equal to 50%.
[2]	Includes temporary (additions) and exclusions.